Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Basis points	50.00%		50.00%	50.00%
Increase decrease in profit before tax on basis of higher lower basis points	¥ 21.4	$ 3.0	¥ 20.6
People's Republic of China [member]
Disclosure of detailed information about financial instruments [line items]
Number of top customers	20	20	20
People's Republic of China [member] | Top 20 Customers [member]
Disclosure of detailed information about financial instruments [line items]
Amount owed	¥ 387.6		¥ 114.2	$ 54.7
Percentage of trade receivables excluding bills receivables	50.00%	50.00%	26.00%